Certnys

1-32330

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13000992

April 9, 2013

Received SEC
APR - 9 2013
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NORTHSTAR REALTY FINANCE CORP. 8.500% Series D Cumulative Redeemable Preferred Stock, liquidation preference $25.00 per share, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 5, 2013. Tentative listing date – April 11, 2013.

Sincerely,

[signature]

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com